Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2014
Long-Term Debt [Abstract]
Debt disclosure

Facility	June 30, 2014	December 31, 2013
(a) Credit Facilities	770,174	808,218
(b) Term Bank Loans	592,286	572,080

Total	1,362,460	1,380,298
Less – current portion	(126,543)	(126,361)

Long-term portion	1,235,917	1,253,937

Schedule of weighted-average interest rate

Three months ended June 30, 2014	2.43%
Three months ended June 30, 2013	2.38%
Six months ended June 30, 2014	2.44%
Six months ended June 30, 2013	2.43%

Debt principal payments

Period/Year	Amount
July to December 2014	60,657
2015	225,892
2016	226,776
2017	183,785
2018	300,231
2019 and thereafter	365,119

1,362,460